As filed with the Securities and Exchange Commission on November 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22818

Westchester Capital Funds
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
Westchester Capital Funds
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 99.16%
COMMON STOCKS - 49.05%
AEROSPACE & DEFENSE - 2.46%
DigitalGlobe, Inc. (a)(e)	10,080	$355,320
Rockwell Collins, Inc. (e)	19,425	2,539,042
		2,894,362
ALTERNATIVE CARRIERS - 1.98%
Level 3 Communications, Inc. (a)(e)	43,726	2,330,158
APPLICATION SOFTWARE - 0.44%
Micro Focus International plc - ADR (a)	16,391	522,873
BROADCASTING - 5.52%
CBS Corporation Class B (e)	76,700	4,448,600
Scripps Networks Interactive, Inc. Class A (e)	23,929	2,055,262
		6,503,862
BUILDING PRODUCTS - 1.95%
Johnson Controls International plc (b)(e)	57,175	2,303,581
CABLE & SATELLITE - 1.96%
Liberty Media Corporation-Liberty SiriusXM Class A (a)	55,034	2,305,925
DATA PROCESSING & OUTSOURCED SERVICES - 0.69%
MoneyGram International, Inc. (a)(e)	50,293	810,220
DIVERSIFIED CHEMICALS - 7.60%
DowDuPont, Inc. (e)	107,841	7,465,832
Huntsman Corporation (e)	54,200	1,486,164
		8,951,996
DRUG RETAIL - 0.07%
Rite Aid Corporation (a)	41,902	82,128
FERTILIZERS & AGRICULTURAL CHEMICALS - 1.33%
Monsanto Company (e)	13,054	1,564,130
HOTELS, RESORTS & CRUISE LINES - 0.84%
ILG, Inc.	37,000	989,010
HOUSEHOLD DURABLES - 0.01%
Lennar Corporation Class B	173	7,799
HOUSEWARES & SPECIALTIES - 0.90%
Newell Brands, Inc. (e)	24,954	1,064,776
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.08%
TerraForm Global, Inc. Class A (a)(e)	18,875	89,656
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.96%
Calpine Corporation (a)(e)	156,668	2,310,853
INDUSTRIAL CONGLOMERATES - 0.68%
General Electric Company (e)	33,400	807,612
INDUSTRIAL MACHINERY - 0.80%
Pentair plc (b)(e)	13,800	937,848
INTERNET & DIRECT MARKETING RETAIL - 0.04%
HSN, Inc. (e)	1,385	54,084
INVESTMENT COMPANIES - 2.91%
Avista Healthcare Public Acquisition Corporation Class A (a)(b)(e)	11,981	119,810
Bison Capital Acquisition Corporation (a)(b)(e)	35,538	364,975
Draper Oakwood Technology Acquisition, Inc. (a)(e)(f)	47,718	487,439
Federal Street Acquisition Corporation (a)(e)(f)	8,477	87,398
Forum Merger Corporation (a)(e)	105,675	1,083,169
Modern Media Acquisition Corporation (a)(f)	71,496	698,874
Pensare Acquisition Corporation (a)(e)	56,616	584,843
		3,426,508

MOVIES & ENTERTAINMENT - 0.93%
News Corporation Class A	47,456	629,267
Time Warner, Inc. (e)	4,507	461,742
		1,091,009
MULTI-LINE INSURANCE - 2.16%
American International Group, Inc.	41,500	2,547,685
OIL & GAS STORAGE & TRANSPORTATION - 1.00%
Columbia Pipeline Group, Inc. (a)(d)(g)(j)	38,718	1,000,497
Veresen, Inc. (b)(e)	12,176	182,677
		1,183,174
OIL, GAS & EXPLORATION & PRODUCTION - 3.66%
Rice Energy, Inc. (o)	149,135	4,315,967

OIL & GAS REFINING & MARKETING - 0.20%
Marathon Petroleum Corporation (e)	4.200	235,536

REITs - 1.10%
New York REIT, Inc. (e)	69,590	546,282
Starwood Property Trust, Inc.	34,314	745,300
		1,291,582
RESEARCH & CONSULTING SERVICES - 2.30%
The Advisory Board Company (a)(e)	50,518	2,709,028
ROAD & RAIL - 0.94%
CSX Corporation (e)	20,500	1,112,330
SPECIALTY CHEMICALS - 2.79%
Ashland Global Holdings, Inc. (e)	50,200	3,282,578
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.51%
Borqs Technologies, Inc. (a)(b)(e)	3,537	20,338
Hewlett Packard Enterprise Company (e)	119,364	1,755,844
		1,776,182
TRADING COMPANIES & DISTRIBUTORS - 0.24%
Neff Corporation Class A (a)(e)	11,522	288,050
TOTAL COMMON STOCKS (Cost $56,440,485)		57,790,502

CLOSED-END FUNDS - 7.24%
Altaba, Inc. (a)(e)	98,951	6,554,514
BlackRock Debt Strategies Fund, Inc.	82,764	965,856
Western Asset High Income Opportunity Fund, Inc. (e)	195,533	1,003,084
TOTAL CLOSED-END FUNDS (Cost $7,068,120)		8,523,454

PREFERRED STOCKS - 3.46%
Callon Petroleum Company Series A (e)	21,517	1,117,808
Colony NorthStar, Inc. Series B (e)	32,071	812,358
Colony NorthStar, Inc. Series E	21,830	595,959
Colony NorthStar, Inc. Series J (e)	16,799	420,815
NuStar Logistics LP (e)	44,738	1,134,556
TOTAL PREFERRED STOCKS (Cost $4,043,164)		4,081,496

CONTINGENT VALUE RIGHTS - 0.00% (a)(e)(g)
Casa Ley, S.A. de C.V.	5,338	2,856
Media General, Inc.	42,852	2,357
Property Development Centers LLC	5,338	80
TOTAL CONTINGENT VALUE RIGHTS (Cost $20,805)		5,293

RIGHTS - 0.02% (a)(f)
Modern Media Acquisition Corporation	71,496	27,168
TOTAL RIGHTS (Cost $30,868)		27,168

WARRANTS - 0.03% (a)(f)
Borqs Technologies, Inc. (b)	35,377	9,906
Modern Media Acquisition Corporation (e)	35,748	19,304
TOTAL WARRANTS (Cost $19,574)		29,210

	Principal Amount
BANK LOANS - 0.25% (f)
Bass Pro Group LLC
6.334% (USD 3 Month LIBOR + 5.000%), 9/25/2024	$313,000	295,654
TOTAL BANK LOANS (Cost $311,044)		295,654

CONVERTIBLE BONDS - 0.96% (e)(f)
Brocade Communications Systems, Inc.
1.375%, 1/1/2020	1,132,000	1,135,538
TOTAL CONVERTIBLE BONDS (Cost $1,142,658)		1,135,538

CORPORATE BONDS - 17.45% (f)
Alere, Inc.
6.500%, 6/15/2020 (e)	633,000	645,660
Atwood Oceanics, Inc.
6.500%, 2/1/2020 (e)	904,000	902,870
Caesars Entertainment Operating Company, Inc.
10.750%, 2/1/2016 (h)	1,030,000	1,596,500
Caesars Entertainment Resort Properties LLC
11.000%, 10/1/2021	1,215,000	1,295,494
Caesars Growth Properties Holdings LLC
9.375%, 5/1/2022 (e)	2,919,000	3,163,466
Energy Future Intermediate Holding Company LLC
11.000%, 10/1/2021 (h)	85,690	122,751
11.750%, 3/1/2022 (h)(i)	1,120,317	1,716,886
IASIS Healthcare LLC
8.375%, 5/15/2019 (e)	1,173,000	1,178,132
Rice Energy, Inc.
6.250%, 5/1/2022 (e)	1,266,000	1,324,552
Rite Aid Corporation
6.750%, 6/15/2021	784,000	814,380
6.125%, 4/1/2023 (e)(i)	126,000	123,008
Sinclair Television Group, Inc.
6.125%, 10/1/2022 (e)	1,125,000	1,162,969
Terraform Global Operating, LLC
9.750%, 8/15/2022 (e)(i)	1,763,000	1,965,745
TerraForm Power Operating LLC
6.375%, 2/1/2023 (e)(i)(k)	1,004,000	1,049,180
Tribune Media Company
5.875%, 7/15/2022 (e)	77,000	80,465
West Corporation
5.375%, 7/15/2022 (e)(i)	3,124,000	3,163,050

Whole Foods Market, Inc.
5.200%, 12/3/2025 (e)	225,000	258,669
TOTAL CORPORATE BONDS (Cost $19,734,773)		20,563,777

	Contracts (100 shares per contract)	Notional Amount
PURCHASED CALL OPTIONS - 0.03%
SPDR S&P 500 ETF Trust
Expiration: October 2017, Exercise Price: $255.00	100	$2,512,300	2,800
Expiration: November 2017, Exercise Price: $254.00	175	4,396,525	29,400
			32,200
PURCHASED PUT OPTIONS - 0.25%
American International Group, Inc.
Expiration: October 2017, Exercise Price: $55.00	420	2,578,380	1,680
Expiration: October 2017, Exercise Price: $57.50	452	2,774,828	4,520
Ashland Global Holdings, Inc.
Expiration: October 2017, Exercise Price: $55.00	475	3,106,025	4,750
AT&T, Inc.
Expiration: October 2017, Exercise Price: $37.00	398	1,558,966	6,368
Atlas Copco AB Class A
Expiration: December 2017, Exercise Price: SEK 290.00, JPM (f)	465	1,972,639	8,992
Autoliv, Inc.
Expiration: December 2017, Exercise Price: $105.00	65	803,400	4,875
CBS Corporation Class B
Expiration: December 2017, Exercise Price: $52.50	633	3,671,400	55,704
CSX Corporation
Expiration: November 2017, Exercise Price: $45.00	335	1,817,710	8,375
Delphi Automotive plc
Expiration: January 2018, Exercise Price: $80.00	470	4,624,800	30,550
DowDuPont, Inc.
Expiration: October 2017, Exercise Price: $77.50 (f)(l)	125	865,375	1,250
Expiration: December 2017, Exercise Price: $55.00	324	2,243,052	4,698
Expiration: December 2017, Exercise Price: $62.50	493	3,413,039	27,854
General Electric Company
Expiration: December 2017, Exercise Price: $23.00	167	403,806	7,097
Hewlett Packard Enterprise Company
Expiration: November 2017, Exercise Price: $16.00 (f)(m)	2,070	3,044,970	26,910
Huntsman Corporation
Expiration: November 2017, Exercise Price: $22.00	1,341	3,677,022	10,058
Expiration: November 2017, Exercise Price: $24.00	289	792,438	5,780
ILG, Inc.
Expiration: December 2017, Exercise Price: $24.00	363	970,299	17,061
Johnson Controls International plc
Expiration: October 2017, Exercise Price: $35.00	506	2,038,674	1,012
Expiration: October 2017, Exercise Price: $36.00	248	999,192	868
Expiration: November 2017, Exercise Price: $37.00	222	894,438	7,992
Marathon Petroleum Corporation
Expiration: October 2017, Exercise Price: $45.00	729	4,088,232	2,187
Expiration: October 2017, Exercise Price: $47.50	281	1,575,848	1,124
Pentair plc
Expiration: November 2017, Exercise Price: $55.00	138	937,848	2,070
Sealed Air Corporation
Expiration: October 2017, Exercise Price: $39.00	282	1,204,704	2,115
SPDR S&P 500 ETF Trust
Expiration: November 2017, Exercise Price: $245.00	175	4,396,525	23,975
VanEck Vectors Semiconductor ETF
Expiration: November 2017, Exercise Price: $86.00	101	942,532	7,272
Wyndham Worldwide Corporation
Expiration: November 2017, Exercise Price: $90.00	353	3,720,973	15,885
			291,022
TOTAL PURCHASED OPTIONS (Cost $827,987)			323,222

	Principal Amount
ESCROW NOTES - 0.20% (a)(d)(g)
AMR Corporation	$28,850		41,111
Winthrop Realty Trust	26,484		198,630
TOTAL ESCROW NOTES (Cost $278,496)			239,741

	Shares
SHORT-TERM INVESTMENTS - 20.22%
MONEY MARKET FUNDS - 4.03%
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 0.92% (c)(e)	4,744,662		4,744,662
			4,744,662

	Principal Amount
U.S. TREASURY BILLS - 16.19% (f)
United States Treasury Bill
0.93%, 10/26/2017 (e)	$5,120,000	5,116,817
0.93%, 11/09/2017	300,000	299,698
1.00%, 11/24/2017 (e)	1,600,000	1,597,677
0.99%, 11/30/2017	600,000	599,037
1.05%, 12/07/2017	700,000	698,742
1.00%, 12/21/2017	100,000	99,779
1.07%, 12/28/2017	300,000	299,250
1.06%, 1/04/2018	1,900,000	1,894,962
1.05%, 1/11/2018	1,900,000	1,894,662
1.07%, 1/25/2018	1,000,000	996,710
1.07%, 2/01/2018	600,000	597,839
1.03%, 2/15/2018	900,000	896,308
1.04%, 2/22/2018	1,000,000	995,627
1.09%, 3/08/2018	300,000	298,501
1.09%, 3/15/2018	700,000	696,299
1.11%, 3/22/2018	300,000	298,341
1.12%, 3/29/2018	1,800,000	1,789,587
		19,069,836
TOTAL SHORT-TERM INVESTMENTS (Cost $23,814,651)		23,814,498
TOTAL LONG INVESTMENTS (Cost $113,732,625) - 99.16%		116,829,553

	Shares
SHORT INVESTMENTS - (15.35)%
COMMON STOCKS - (15.24)%
AEROSPACE & DEFENSE - (0.66)%
MacDonald, Dettwiler and Associates Ltd. (b)	(3,157)	(181,008)
United Technologies Corporation	(5,103)	(592,356)
		(773,364)
AIRLINES - (0.06)%
American Airlines Group, Inc.	(1,443)	(68,528)
BROADCASTING - (0.30)%
Discovery Communications, Inc. Class C	(17,358)	(351,673)
CABLE & SATELLITE - (2.41)%
Sirius XM Holdings, Inc.	(514,633)	(2,840,774)
DATA PROCESSING & OUTSOURCED SERVICES - (4.86)%
Vantiv, Inc. Class A (f)	(81,070)	(5,725,163)
HEALTH CARE EQUIPMENT - (1.65)%
Becton, Dickinson and Company	(9,918)	(1,943,432)
HEALTH CARE TECHNOLOGY - (0.07)%
Evolent Health, Inc. Class A	(4,646)	(82,699)
HOUSEHOLD DURABLES - (0.01)%
Lennar Corporation Class A	(138)	(7,287)
INDUSTRIAL GASES - (0.11)%
Praxair, Inc. (f)	(918)	(129,346)
INTEGRATED TELECOMMUNICATION SERVICES - (1.30)%
AT&T, Inc.	(18,688)	(732,009)
CenturyLink, Inc.	(42,586)	(804,875)
		(1,536,884)
INTERNET & DIRECT MARKETING RETAIL - (0.05)%
Liberty Interactive Corporation Class A	(2,292)	(54,023)
INTERNET SOFTWARE & SERVICES - (0.22)%
Alibaba Group Holding Ltd. - ADR	(1,514)	(261,483)
MOVIES & ENTERTAINMENT - (0.55)%
News Corporation Class B	(47,456)	(647,775)
OIL & GAS DRILLING - (0.07)%
Transocean, Ltd. (b)(f)	(7,809)	(82,619)
OIL & GAS EXPLORATION & PRODUCTION - (2.81)%
EQT Corporation	(50,784)	(3,313,148)
OIL, GAS & CONSUMABLE FUELS - (0.11)%
Pembina Pipeline Corporation (b)	(3,862)	(135,556)
TOTAL COMMON STOCKS
(Proceeds $16,337,880)		(17,953,754)
U.S. GOVERNMENT NOTES - (0.11)%
United States Treasury Notes
2.00%, 6/30/2024 (f)	(135,000)	(133,758)
TOTAL U.S. GOVERNMENT NOTES
(Proceeds $133,144)		(133,758)
TOTAL SHORT INVESTMENTS
(Proceeds $16,471,024) - (15.35)%		(18,087,512)
TOTAL NET INVESTMENTS
(Cost $97,261,601) - 83.81%		98,742,041
OTHER ASSETS IN EXCESS OF LIABILITIES - 16.19%		19,074,629
TOTAL NET ASSETS - 100.00%		$117,816,670

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
JPM	- JPMorgan Chase & Co., Inc.
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2017.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (o) on the schedule of investments for more information.
(g)	Level 3 Security. Please see footnote (o) on the schedule of investments for more information.
(h)	Default or other conditions exist and the security is not presently accruing income.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2017, these securities represent 6.81% of total net assets.
(j)	Restricted security. Please see footnote (o) on the schedule of investments for more information. As of September 30, 2017, these securities represented 0.85% of total net assets.
(k)	A step-up bond pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of September 30, 2017.
(l)	128 shares per contract.
(m)
As the result of a corporate action on the underlying holding, the option's underlying security is 100 shares of Hewlett Packard Enterprise Company, 13 shares of Micro Focus International plc and cash in lieu of fractional shares.

(n)	As of September 30, 2017, the components of accumulated earnings (losses) for income tax purposes were as follows*:

	Investments	Securities Sold Short	Written Options	Forward Currency Contracts	Swap Contracts (2)	Total Portfolio
Tax Cost (1)	$113,732,625	$(16,471,024)	$(2,407,864)	$-	$-	$94,853,737

Gross unrealized appreciation	4,996,259	294,086	784,372	58,052	3,156,753	9,289,522
Gross unrealized depreciation	(1,899,331)	(1,910,574)	(629,658)	(573,668)	(5,205,526)	(10,218,757)
Net unrealized appreciation (depreciation)	$3,096,928	$(1,616,488)	$154,714	$(515,616)	$(2,048,773)	$(929,235)

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.
(2) Unrealized appreciation and depreciation for swap contracts includes accrued interest.

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent annual report.

(o)	Investment Valuation

The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board of Trustees of the Fund (the "Board" or "Trustees"). These are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Funds will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies, including money market funds, are typically valued at their reported net asset value ("NAV") per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument's amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Fund typically fair value securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the "Valuation Group"), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2017. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$55,516,294	$1,273,711	$1,000,497	$57,790,502
Closed-End Funds	8,523,454	-	-	8,523,454
Preferred Stocks	4,081,496	-	-	4,081,496
Contingent Value Rights	-	-	5,293	5,293
Rights	-	27,168	-	27,168
Warrants	-	29,210	-	29,210
Bank Loans	-	295,654	-	295,654
Convertible Bonds	-	1,135,538	-	1,135,538
Corporate Bonds	-	20,563,777	-	20,563,777
Purchased Option Contracts	286,070	37,152	-	323,222
Escrow Notes	-	-	239,741	239,741
Short-Term Investments	4,744,662	19,069,836	-	23,814,498
Swap Contracts**	-	1,018,502	-	1,018,502
Total	$73,151,976	$43,450,548	$1,245,531	$117,848,055

Liabilities
Short Common Stock*	$12,016,626	$5,937,128	$-	$17,953,754
US Government Notes	-	133,758	-	133,758
Written Option Contracts	1,516,088	737,062	-	2,253,150
Forward Currency Exchange Contracts**	-	515,616	-	515,616
Swap Contracts**	-	3,067,275	-	3,067,275
Total	$13,532,714	$10,390,839	$-	$23,923,553

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by brokers using broker quotes or such other pricing sources or data as are permitted by the Fund's pricing procedures. At September 30, 2017, the value of these securities was $1,245,531. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (o). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

 There were no transfers between levels during the nine months ended September 30, 2017. Transfers are recorded at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Contingent Value Rights	Escrow Notes	Total Investment
Balance as of December 31, 2016	$4,868,519	$2,135	$257,440	$5,128,094
Purchases on Investments	-	20,805	-	20,805
(Sales) of Investments	(3,418,490)	-	-	(3,418,490)
Realized (Gain) Loss	(227,266)	-	-	(227,266)
Transfers Into Level 3	-	-	-	-
(Transfer Out) of Level 3	-	-	-	-
Change in Unrealized Depreciation	(222,266)	(17,647)	(17,699)	(257,612)
Balance as of September 30, 2017	$1,000,497	$5,293	$239,741	$1,245,531

The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at September 30, 2017 totals $(257,612).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of September 30, 2017 are as follows:

Description	Fair Value at September 30, 2017	Valuation Technique	Unobservable Input
Common Stock	$ 1,000,497	Discounted Cash Flow Model	Discount Rates Terminal Value Cash Flow Projections

The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At September 30, 2017, the value of these investments was $245,034. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (o).

(p)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2017.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2017 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$323,222	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	2,253,150
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Forward Currency Exchange Contracts	-	Forward Currency Exchange Contracts	515,616
Swap Contracts	Schedule of Swap Contracts	1,018,502	Schedule of Swap Contracts	3,067,275
Total		$1,341,724		$5,836,041

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN
September 30, 2017 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
CALL OPTIONS WRITTEN
American International Group, Inc.
Expiration: October 2017, Exercise Price: $60.00	376	$2,308,264	$68,056
Expiration: October 2017, Exercise Price: $62.50	102	626,178	4,080
Ashland Global Holdings, Inc.
Expiration: October 2017, Exercise Price: $60.00	249	1,628,211	138,195
Expiration: October 2017, Exercise Price: $65.00	253	1,654,367	31,625
AT&T, Inc.
Expiration: October 2017, Exercise Price: $38.00	20	78,340	2,340
Expiration: October 2017, Exercise Price: $41.00	563	2,205,271	2,252
Atlas Copco AB Class A
Expiration: December 2017, Exercise Price: SEK 320.00, JPM (a)	465	1,972,639	159,855
CBS Corporation Class B
Expiration: December 2017, Exercise Price: $57.50	193	1,119,400	56,356
Expiration: December 2017, Exercise Price: $60.00	99	574,200	17,374
Expiration: December 2017, Exercise Price: $62.50	360	2,088,000	36,000
CSX Corporation
Expiration: October 2017, Exercise Price: $52.50	205	1,112,330	53,710
DowDuPont, Inc.
Expiration: October 2017, Exercise Price: $82.50 (a)(b)	125	865,375	78,161
Expiration: December 2017, Exercise Price: $65.00	163	1,128,449	85,168
Expiration: December 2017, Exercise Price: $67.50	162	1,121,526	51,840
Expiration: December 2017, Exercise Price: $70.00	438	3,032,274	72,270
General Electric Company
Expiration: December 2017, Exercise Price: $25.00	334	807,612	15,698
Hewlett Packard Enterprise Company
Expiration: November 2017, Exercise Price: $17.00 (a)(c)	317	466,307	71,325
Expiration: November 2017, Exercise Price: $18.00 (a)(c)	2,857	4,202,647	421,407
Huntsman Corporation
Expiration: November 2017, Exercise Price: $25.00	253	693,726	69,575
Expiration: November 2017, Exercise Price: $27.00	289	792,438	36,125
ILG, Inc.
Expiration: December 2017, Exercise Price: $27.00	363	970,299	47,735
Johnson Controls International plc
Expiration: October 2017, Exercise Price: $39.00	175	705,075	27,825
Expiration: November 2017, Exercise Price: $39.00	179	721,191	38,664
Marathon Petroleum Corporation
Expiration: October 2017, Exercise Price: $52.50	42	235,536	15,960
Monsanto Company
Expiration: October 2017, Exercise Price: $115.00	82	982,524	40,180
Pentair plc
Expiration: November 2017, Exercise Price: $60.00	138	937,848	113,160
SPDR S&P 500 ETF Trust
Expiration: October 2017, Exercise Price: $247.00	100	2,512,300	51,350
Expiration: November 2017, Exercise Price: $250.00	175	4,396,525	72,800
			1,879,086

PUT OPTIONS WRITTEN
American International Group, Inc.
Expiration: October 2017, Exercise Price: $60.00	88	540,232	3,432
Autoliv, Inc.
Expiration: December 2017, Exercise Price: $120.00	65	803,400	25,025
CSX Corporation
Expiration: November 2017, Exercise Price: $50.00	335	1,817,710	26,800
Delphi Automotive plc
Expiration: January 2018, Exercise Price: $92.50	470	4,624,800	119,850
Hewlett Packard Enterprise Company
Expiration: November 2017, Exercise Price: $18.00 (a)(c)	164	241,244	6,314
Huntsman Corporation
Expiration: November 2017, Exercise Price: $25.00	708	1,941,336	24,780
Expiration: November 2017, Exercise Price: $27.00	380	1,041,960	33,060
Johnson Controls International plc
Expiration: October 2017, Exercise Price: $39.00	638	2,570,502	15,950
Marathon Petroleum Corporation
Expiration: October 2017, Exercise Price: $52.50	976	5,473,408	14,640
NXP Semiconductors NV
Expiration: December 2017, Exercise Price: $110.00	1	11,309	80
Rite Aid Corporation
Expiration: November 2017, Exercise Price: $2.00	71	13,916	1,278
Sealed Air Corporation
Expiration: October 2017, Exercise Price: $44.00	282	1,204,704	44,415
SPDR S&P 500 ETF Trust
Expiration: November 2017, Exercise Price: $235.00	140	3,517,220	8,260
VanEck Vectors Semiconductor ETF
Expiration: November 2017, Exercise Price: $78.00	101	942,532	2,525
Wyndham Worldwide Corporation
Expiration: November 2017, Exercise Price: $97.50	353	3,720,973	47,655
			374,064
TOTAL OPTIONS WRITTEN
(Premiums received $2,407,864)			$2,253,150

ETF	- Exchange-Traded Fund
JPM	- JPMorgan Chase & Co., Inc.
plc	- Public Limited Company
(a)	Level 2 security. Please see Footnote (o) on the schedule of investments for more information.
(b)	128 shares per contract.
(c)
As the result of a corporate action on the underlying holding, the option's underlying security is 100 shares of Hewlett Packard Enterprise Company, 13 shares of Micro Focus International plc and cash in lieu of fractional shares.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS
September 30, 2017 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		September 30, 2017	Currency to be Received		September 30, 2017	(Depreciation)*
10/12/2017	JPM	351,405	CAD	$281,659	280,639	USD	$280,639	$(1,019)
2/20/2018	JPM	11,327,415	DKK	1,815,408	1,805,665	USD	1,805,665	(9,743)
10/16/2017	JPM	755,171	EUR	893,366	889,543	USD	889,543	(3,823)
11/15/2017	JPM	3,381	EUR	4,006	4,014	USD	4,014	8
11/21/2017	JPM	766,564	GBP	1,029,484	1,001,807	USD	1,001,807	(27,677)
11/21/2017	JPM	1,413	USD	1,413	1,078	GBP	1,448	34
12/13/2017	JPM	514,233	GBP	691,118	663,425	USD	663,425	(27,693)
12/20/2017	JPM	6,093,279	GBP	8,186,399	7,703,422	USD	7,703,422	(482,977)
12/20/2017	JPM	191,726	USD	191,726	147,296	GBP	197,894	6,168
12/27/2017	JPM	223,205	GBP	299,955	284,477	USD	284,477	(15,478)
1/3/2018	JPM	1,328,928	GBP	1,786,273	1,781,346	USD	1,781,346	(4,927)
12/18/2017	JPM	19,036,762	SEK	2,348,694	2,400,205	USD	2,400,205	51,511
				$17,529,501			$17,013,885	$(515,616)

CAD	- Canadian Dollar
DKK	- Danish Krone
EUR	- EURO
GBP	- British Pound
JPM	- JPMorgan Chase & Co., Inc.
SEK	- Swedish Krona
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receiveable (payable).

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SWAP CONTRACTS
September 30, 2017 (Unaudited)

Counterparty	Security	Maturity Date	Pay/Receive Total Return on Reference Entity	Financing Rate	Payment Frequency	Number of Shares/ Units	Notional Amount	Unrealized Appreciation (Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
BAML	Alere, Inc.	5/19/2018	Pay	0.400% +1 Month LIBOR	Monthly	57,863	$2,784,637	$164,406
JPM	Altaba, Inc.	6/19/2018	Pay	0.323% +3 Month LIBOR	Quarterly	80,453	4,433,174	879,688
JPM	American International Group, Inc.	8/29/2018	Pay	0.350% +3 Month LIBOR	Quarterly	31,400	1,885,885	37,324
JPM	Atlas Copco AB Class A	9/14/2018	Pay	0.400% +3 Month LIBOR	Quarterly	59,237	2,434,750	72,534
JPM	Booker Group plc	6/21/2018	Pay	0.300% +3 Month LIBOR	Quarterly	493,817	1,148,055	203,431
JPM	Brocade Communications Systems, Inc.	8/3/2018	Pay	0.300% +3 Month LIBOR	Quarterly	10,917	136,359	(7,310)
JPM	C.R. Bard, Inc.	6/27/2018	Pay	0.300% +3 Month LIBOR	Quarterly	21,114	6,686,640	53,638
BAML	CBS Corporation Class B	4/21/2018	Pay	0.400% +1 Month LIBOR	Monthly	3,300	226,281	(34,994)
JPM	Colony NorthStar, Inc. Class A	7/11/2018	Pay	0.450% +3 Month LIBOR	Quarterly	119,310	1,739,912	(247,917)
JPM	Fortress Investment Group LLC Class A	2/16/2018	Pay	0.650% +3 Month LIBOR	Quarterly	234,923	1,857,473	4,952
BAML	Hewlett Packard Enterprise Company	4/21/2018	Pay	0.400% +1 Month LIBOR	Monthly	198,079	2,789,833	122,895
JPM	ILG, Inc.	5/24/2018	Pay	0.300% +3 Month LIBOR	Quarterly	53,542	1,438,251	(13,787)
JPM	Kennedy Wilson Europe Real Estate plc	6/26/2018	Pay	0.300% +3 Month LIBOR	Quarterly	91,063	1,298,070	26,267
BAML	Linde AG	7/28/2018	Pay	0.350% +1 Month LIBOR	Monthly	12,293	2,390,363	172,294
JPM	Luxottica Group S.p.A	5/10/2018	Pay	0.400% +3 Month LIBOR	Quarterly	106	6,178	(284)
BAML	Micro Focus International plc - ADR	9/1/2018	Pay	0.400% +1 Month LIBOR	Monthly	27,201	806,775	60,644
JPM	Monsanto Company	4/5/2018	Pay	0.300% +3 Month LIBOR	Quarterly	3,772	440,008	10,766
JPM	Nets A/S	9/27/2018	Pay	0.800% +3 Month LIBOR	Quarterly	68,651	1,760,929	16,337
BAML	NXP Semiconductors NV	4/13/2018	Pay	0.400% +1 Month LIBOR	Monthly	70,693	7,433,362	557,594
JPM	PARAEXEL International Corporation	5/18/2018	Pay	0.300% +3 Month LIBOR	Quarterly	3,444	275,758	26,303
JPM	Paysafe Group plc	8/30/2018	Pay	0.300% +3 Month LIBOR	Quarterly	163,812	1,754,844	3,011
BAML	Rite Aid Corporation	7/11/2018	Pay	0.400% +1 Month LIBOR	Monthly	28,938	65,681	(8,995)
BAML	SFR Group SA	8/11/2018	Pay	0.350% +1 Month LIBOR	Monthly	21,987	894,484	328
JPM	Sky plc	12/12/2017	Pay	0.300% +3 Month LIBOR	Quarterly	553,115	6,858,069	(108,297)
JPM	Songa Offshore	9/8/2018	Pay	0.400% +3 Month LIBOR	Quarterly	14,858	88,105	17,694
BAML	Time Warner, Inc.	4/21/2018	Pay	0.400% +1 Month LIBOR	Monthly	94,494	9,497,727	178,463
JPM	TIme Warner, Inc.	9/27/2018	Pay	0.300% +3 Month LIBOR	Quarterly	14,855	1,523,394	(1,499)
BAML	Veresen, Inc.	6/23/2018	Pay	0.400% +1 Month LIBOR	Monthly	48,598	671,709	57,071
JPM	Worldpay Group plc	7/7/2018	Pay	0.300% +3 Month LIBOR	Quarterly	1,275,459	6,635,649	311,946

SHORT TOTAL RETURN SWAP CONTRACTS
JPM	Alibaba Group Holding Ltd. - ADR	1/5/2018	Receive	(0.600)% +3 Month LIBOR	Quarterly	(60,703)	(6,202,668)	(4,269,401)
JPM	AT&T, Inc.	9/27/2018	Receive	(0.600)% +3 Month LIBOR	Quarterly	(9,359)	(362,596)	(3,996)
BAML	AT&T, Inc.	7/11/2018	Receive	(0.400)% +1 Month LIBOR	Monthly	(11,551)	(428,841)	(23,506)
JPM	Becton, Dickinson and Company	7/28/2018	Receive	(0.600)% +3 Month LIBOR	Quarterly	(803)	(160,269)	3,091
JPM	Essilor International SA	5/10/2018	Receive	(0.400)% +3 Month LIBOR	Quarterly	(49)	(6,381)	331
JPM	Kennedy-Wilson Holdings, Inc.	6/30/2018	Receive	(0.844)% +3 Month LIBOR	Quarterly	(35,097)	(667,879)	15,658
BAML	Pembina Pipeline Corporation	6/23/2018	Receive	(0.400)% +1 Month LIBOR	Monthly	(14,313)	(464,017)	(38,067)
BAML	Praxair, Inc.	7/28/2018	Receive	(0.400)% +1 Month LIBOR	Monthly	(18,005)	(2,407,373)	(128,987)
JPM	Tesco plc	6/21/2018	Receive	(0.359)% +3 Month LIBOR	Quarterly	(425,021)	(903,468)	(160,078)
JPM	Vantiv, Inc. Class A	8/30/2018	Receive	(0.600)% +3 Month LIBOR	Quarterly	(3,808)	(269,889)	1,679
								$(2,048,773)
ADR	- American Depositary Receipt
BAML	- Bank of America Merrill Lynch & Co., Inc.
JPM	- JPMorgan Chase & Co., Inc.
plc	- Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

Item 2. Controls and Procedures.

(a) The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial
Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Westchester Capital Funds

By (Signature and Title  /s/ Michael T. Shannon
                                           Michael T. Shannon, Co-President

Date                                        11/13/2017

By (Signature and Title) /s/ Roy Behren
                                            Roy Behren, Co-President and Treasurer

Date                                        11/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                              Michael T. Shannon, Co-President

Date                                        11/13/2017

By (Signature and Title)* /s/ Roy Behren
                                              Roy Behren, Co-President and Treasurer

Date                                        11/13/2017

* Print the name and title of each signing officer under his or her signature.